Summary of Significant Accounting Policies (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Percentage of monthly deposits rate	8.33%
Severance costs	$ 142	$ 116
incremental borrowing rate of leases	5.00%	5.20%